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AXP(SM) Small
Company
Index Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
Express(R)
Funds

(icon of) ruler

AXP Small Company Index Fund seeks to provide shareholders with long-term capital appreciation.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN EXPRESS(R) (logo)

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Good Things,  Small Packages

When people talk stocks, the conversation often centers on big, household names. But the fact is that all companies were small once, and, as they grew, some proved to be excellent investments. Instead of trying to sort out the most likely winners from the huge number of possibilities, AXP Small Company Index Fund simply buys a representative sample of stocks from a popular small-company index. Therefore, as the index performs, so, too, should the Fund.

AXP SMALL COMPANY INDEX FUND (This annual report is not part of the prospectus.)
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Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                       4
From the Portfolio Manager              4
Fund Facts                              6
The 10 Largest Holdings                 7
Making the Most of the Fund             8
The Fund's Long-term Performance        9
Independent Auditors' Report           11
Financial Statements                   12
Notes to Financial Statements          15
Investments in Securities              22
Federal Income Tax Information         41

2000 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  4p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Transactions through Third Parties    14p
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               23p
Other Information                     25p
Financial Highlights                  26p

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 2000
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(picture of) Arne H. Carlson
Arne H. Carlson
Chariman of the board

From the Chairman

We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,


Arne H. Carlson

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio manager

From the Portfolio Manager

In a very volatile year for the market, small-capitalization stocks finished the past 12 months with a rush, helping AXP Small Company Index Fund post a positive return for its fiscal year. For the period -- February 1999 through January 2000 -- the total return for the Fund's Class A shares was 9.41% (excluding the sales charge).

The period began with investors worrying about whether the surprisingly strong economy would soon lead to a spike in the rate of inflation. That set off a chain reaction of events: a sell-off in the bond market, a rise in long-term interest rates and, ultimately, a slump in the stock market. Bearing the brunt of the blow were stocks of smaller companies, which resulted in the Fund losing about 9% in February. But there were better times ahead.

SMALL-CAP COMEBACK
With prices of many large-company stocks at dizzyingly high levels, investors began to look more favorably upon small stocks, whose prices generally offered far better investment value. This shift in market sentiment allowed the Fund to record gains for four straight months.

But by mid-summer, concerns about inflation and interest rates were back on investors' minds, and the stock market was forced into a rapid retreat that lasted into the fall. As a result, the Fund was forced to give back nearly all of its prior-months' gains. At the end of October, it was barely ahead of where it began the fiscal year.

The environment changed quickly the next month, as investors put aside their worries and rushed back into stocks. Led by the high-flying technology sector, the market surged during November and December, before slacking off in January. Especially encouraging for the Fund was that small-cap stocks clearly outperformed large-caps during those three months, a rare occurrence during the past several years. (This comparison is based on the returns of the Standard & Poor's 500, an unmanaged index of stocks commonly used to measure the performance of large-capitalization stocks, and the Standard & Poor's 600, an unmanaged index of stocks commonly used to measure the performance of small-capitalization stocks.)

Looking at which types of stocks performed well over the 12 months, technology (the Fund's largest area of investment), energy and basic materials/capital goods were particularly strong, while financial services and health care were among the weaker sectors.

As for what the current fiscal year might hold, with the Federal Reserve Board on high alert regarding inflation, the stock market may face difficult going over the near term. However, as the period progresses, and assuming that corporate profits remain reasonably good, I think stocks' chances to advance will improve. What may prove more interesting and more important to the Fund, though, is whether small stocks can maintain the performance edge they established over large caps in the final months of the past fiscal year.


James M. Johnson, Jr.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 2000
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Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                      $6.30
Jan. 31, 1999                                                      $6.11
Increase                                                           $0.19

Distributions -- Feb. 1, 1999 - Jan. 31, 2000
From income                                                        $0.13
From capital gains                                                 $0.25
Total distributions                                                $0.38

Total return*                                                     +9.41%**

Class B -- 12-month performance

(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                      $6.13
Jan. 31, 1999                                                      $6.00
Increase                                                           $0.13

Distributions -- Feb. 1, 1999 - Jan. 31, 2000
From income                                                        $0.13
From capital gains                                                 $0.25
Total distributions                                                $0.38

Total return*                                                     +8.55%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                      $6.32
Jan. 31, 1999                                                      $6.12
Increase                                                           $0.20

Distributions -- Feb. 1, 1999 - Jan. 31, 2000
From income                                                        $0.13
From capital gains                                                 $0.25
Total distributions                                                $0.38

Total return*                                                     +9.54%**

 *Returns do not include  sales load,  the  prospectus  discusses the effect of sales  charges,  if  any,  on the  various  classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP SMALL COMPANY INDEX FUND (This annual report is not part of the prospectus.)
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The 10 Largest Holdings

                                    Percent                   Value
                                (of net assets)       (as of Jan. 31, 2000)
 IDEC Pharmaceuticals                1.46%                $14,619,199
 Mercury Interactive                 1.15                  11,491,812
 Macromedia                           .93                   9,314,343
 Incyte Pharmaceuticals               .85                   8,552,707
 Clarify                              .79                   7,896,091
 C-Cube Microsystems                  .77                   7,759,521
 Micrel                               .71                   7,144,594
 Jones Pharma                         .69                   6,894,166
 Lattice Semiconductor                .67                   6,735,689
 Aspect Communications                .65                   6,510,443

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
make up 8.67% of net assets

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 2000
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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP SMALL COMPANY INDEX FUND (This annual report is not part of the prospectus.)
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The Fund's Long-term Performance
How $10,000 has grown in AXP Small Company Index Fund

$20,000

                                                S&P SmallCap 600 Index

                                                          $13,478
                                                          AXP Small Company
                                                          Index Fund Class A


                                 Lipper Small-Cap Core Index
$9,500

9/1/96         '97          '98           '99           '00


Average annual total returns (as of Jan. 31, 2000)

                        1 year      Since inception*
 Class A                +3.93%            +9.03%
 Class B                +4.55%            +9.36%
 Class Y                +9.54%           +10.77%

*Inception date was Aug. 19, 1996

Assumes: Holding period from 9/1/96 to 1/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $1,588. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see the Fund's total return compared to two unmanaged performance indexes, the Standard and Poor's SmallCap 600 Index (S&P SmallCap 600 Index) and the Lipper Small-Cap Core Index. In comparing AXP Small Company Index Fund (Class A) to the indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5% (effective March 20, 2000 the sales charge increased to 5.75%), while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5% (effective March 20, 2000 the sales charge increased to 5.75%). This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 2000

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S&P SmallCap 600 Index, an unmanaged market-weighted index, that consists of 600 domestic stocks chosen for market size, liquidity, (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the Index.

Lipper Small-Cap Core Index, an unmanaged index published by Lipper Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP SMALL COMPANY INDEX FUND (This annual report is not part of the prospectus.)
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The  financial   statements   contained  in  Post-Effective   Amendment  #24  to
Registration Statement No. 33-30770 filed on or about March 31st, 2000, are incorporated herein by reference.

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Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Small Company Index Fund
Year ended Jan. 31, 2000

Class A
Income distribution taxable as dividend income, 32.12% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1999                            $0.13543

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1999                            $0.24665
Total distributions                      $0.38208

The distribution of $0.38208 per share, payable Dec. 23, 1999, consisted of $0.13543 from net short-term capital gains and $0.24665 from net long-term capital gains.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 2000
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Class B

Income distribution taxable as dividend income, 32.12% qualifying for deductions by corporations.

Payable date                            Per share

Dec. 23, 1999                            $0.13543

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1999                            $0.24665
Total distributions                      $0.38208

The distribution of $0.38208 per share, payable Dec. 23, 1999, consisted of $0.13543 from net short-term capital gains and $0.24665 from net long-term capital gains.

Class Y

Income distribution taxable as dividend income, 32.12% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1999                            $0.13543

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1999                            $0.24665
Total distributions                      $0.38208

The distribution of $0.38208 per share, payable Dec. 23, 1999, consisted of $0.13543 from net short-term capital gains and $0.24665 from net long-term capital gains.

AXP SMALL COMPANY INDEX FUND (This annual report is not part of the prospectus.)
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American
Express(R)
Funds

AXP Small Company Index Fund
200 AXP Financial Center
Minneapolis, MN 55474

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.


AMERICAN EXPRESS (R) (logo)

S-6357 G (3/00)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.